UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2014

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
8/31/14 (Unaudited)

CORPORATE BONDS AND NOTES (87.2%)(a)
		Principal amount	Value

Advertising and marketing services (0.5%)

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		$1,865,000	$1,925,613

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022		1,935,000	2,031,750

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024		540,000	556,200

			4,513,563
Automotive (1.2%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021		1,325,000	1,480,688

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8s, 2019		665,000	714,875

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023		1,785,000	1,901,025

Navistar International Corp. sr. notes 8 1/4s, 2021		2,574,000	2,670,525

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)		565,000	628,563

Schaeffler Finance BV 144A company guaranty sr. notes 4 1/4s, 2021 (Netherlands)		1,425,000	1,421,438

Schaeffler Finance BV 144A sr. notes 4 3/4s, 2021 (Netherlands)		1,505,000	1,535,100

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021		475,000	488,063

			10,840,277
Basic materials (8.4%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)		19,000	19,855

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021		365,000	397,967

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)		2,465,000	3,105,900

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)		1,415,000	1,538,813

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		2,280,000	2,428,200

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)		290,000	294,713

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		2,935,000	3,221,163

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		1,145,000	1,351,100

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)		825,000	858,000

Cemex SAB de CV 144A company guaranty sr. notes 7 1/4s, 2021 (Mexico)		1,240,000	1,362,450

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)		1,575,000	1,669,500

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)		1,185,000	1,241,288

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		1,460,000	1,445,400

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)		1,875,000	1,994,531

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021		1,660,000	1,743,000

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)		540,000	551,097

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)		725,000	764,875

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		1,266,000	1,329,300

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)		1,006,000	1,043,725

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)		1,995,000	2,184,525

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		2,020,000	2,171,500

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020		1,240,000	1,457,000

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020		195,000	205,238

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020		525,000	531,563

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018		2,020,000	2,095,750

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		875,000	951,563

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		1,685,000	1,832,438

Huntsman International, LLC company guaranty sr. unsec. notes 5 1/8s, 2021	EUR	335,000	464,497

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021		$1,915,000	2,101,713

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020		635,000	681,038

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		1,860,000	1,897,200

Ineos Finance PLC 144A company guaranty sr. notes 8 3/8s, 2019 (United Kingdom)		830,000	900,550

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)		2,505,000	2,598,938

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 5 7/8s, 2019 (Luxembourg)		955,000	978,875

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019		1,990,000	2,238,750

JMC Steel Group, Inc. 144A sr. unsecured notes 8 1/4s, 2018		60,000	60,750

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		1,705,000	1,858,450

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020		1,799,000	1,688,811

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		920,000	979,800

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)		990,000	1,041,975

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		1,230,000	1,360,688

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		1,925,000	2,054,938

PQ Corp. 144A sr. notes 8 3/4s, 2018		1,905,000	2,040,731

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020		425,000	449,438

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017		1,980,000	2,108,700

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020		1,265,000	1,391,500

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023		1,280,000	1,305,600

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)		1,210,000	1,255,375

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)		940,000	1,076,300

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		115,000	121,613

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		270,000	288,900

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023		665,000	674,975

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)		2,820,000	3,102,000

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021		1,447,000	1,537,438

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020		1,530,000	1,686,825

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		330,000	346,500

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023		2,650,000	2,623,500

			78,706,822
Broadcasting (2.8%)

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021		805,000	835,188

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019		3,395,000	3,513,825

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		1,535,000	1,646,288

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022		2,585,000	2,765,950

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		1,760,000	1,826,000

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019		1,460,000	1,631,550

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		2,160,000	2,278,800

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021		625,000	646,875

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020		1,345,000	1,425,700

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021		1,850,000	1,970,250

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022		275,000	288,750

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		440,000	438,900

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024		1,445,000	1,506,413

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020		2,100,000	2,197,125

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019		1,010,000	1,098,375

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		1,278,000	1,399,410

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020		700,000	763,000

			26,232,399
Building materials (1.2%)

Building Materials Corp. of America 144A company guaranty sr. notes 7 1/2s, 2020		1,360,000	1,441,600

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020		640,000	672,000

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021		715,000	766,838

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017		1,410,000	1,508,700

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021		2,300,000	2,495,500

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018		2,160,000	2,289,600

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021		1,475,000	1,604,063

Owens Corning company guaranty sr. unsec. notes 9s, 2019		424,000	526,363

			11,304,664
Cable television (3.6%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		1,190,000	1,356,600

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		470,000	535,800

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		525,000	584,063

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		1,655,000	1,758,438

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		2,675,000	2,711,781

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023		2,115,000	2,115,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020		155,000	167,788

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022		750,000	805,275

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019		1,545,000	1,620,319

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		1,710,000	1,881,000

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024		1,295,000	1,282,050

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		1,600,000	1,856,000

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021		1,605,000	1,795,514

Lynx II Corp. 144A sr. unsec. notes 6 3/8s, 2023 (United Kingdom)		740,000	791,800

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022		1,110,000	1,196,025

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)		1,485,000	1,531,406

Numericable Group SA 144A sr. bonds 5 5/8s, 2024 (France)	EUR	275,000	382,565

Numericable Group SA 144A sr. notes 6s, 2022 (France)		$2,505,000	2,580,776

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)		1,370,000	1,404,250

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		735,000	779,100

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 6 7/8s, 2021 (Canada)	CAD	340,000	342,749

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		$2,573,000	2,643,758

Virgin Media Secured Finance PLC 144A sr. notes 5 3/8s, 2021 (United Kingdom)		740,000	769,600

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019		2,830,000	3,155,450

			34,047,107
Capital goods (5.7%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		3,966,000	4,223,790

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		3,900,000	4,450,875

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022		500,000	537,500

Ardagh Finance Holdings SA 144A sr. unsec. notes 8 5/8s, 2019 (Luxembourg)(PIK)		1,065,000	1,104,938

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024		1,215,000	1,196,775

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022		815,000	812,963

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021		705,000	794,006

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019		2,015,000	2,130,863

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)		585,000	599,625

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)		755,000	839,938

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		2,270,000	2,525,375

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023		740,000	726,125

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)		190,000	74,100

Gates Global LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022		1,539,000	1,523,610

Gestamp Funding Luxembourg SA 144A sr. notes 5 5/8s, 2020 (Luxembourg)		360,000	364,500

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		2,863,000	4,024,419

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022		2,695,000	2,890,388

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		1,285,000	1,252,875

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022		975,000	996,938

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018		2,295,000	2,449,913

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019		985,000	1,063,800

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020		1,850,000	1,933,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019		2,350,000	2,605,563

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019		635,000	666,750

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)		710,000	774,788

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)		1,670,000	1,759,763

Schaeffler Holding Finance BV 144A notes 6 7/8s, 2018 (Netherlands)(PIK)	EUR	825,000	1,139,011

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020		$1,530,000	1,654,313

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		1,215,000	1,300,050

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021		2,550,000	2,703,000

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021		1,305,000	1,425,713

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020		1,430,000	1,430,000

TransDigm, Inc. 144A sr. unsec. sub. notes 6 1/2s, 2024		405,000	415,125

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		1,235,000	1,321,450

			53,712,092
Coal (0.3%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		1,410,000	969,375

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		1,145,000	1,196,525

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016		550,000	594,688

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018		225,000	231,750

			2,992,338
Commercial and consumer services (1.8%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		2,645,000	2,658,225

Ceridian, LLC/Comdata, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2017		795,000	806,925

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		1,755,000	1,869,075

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)		2,285,000	2,309,107

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)		2,430,000	2,490,750

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023		2,330,000	2,481,450

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		160,000	172,800

Sabre, Inc. 144A sr. notes 8 1/2s, 2019		1,062,000	1,160,235

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016		940,000	940,000

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)		1,651,723	1,659,982

			16,548,549
Consumer (0.4%)

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		1,925,000	1,944,250

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022		90,000	97,425

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		110,000	118,250

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020		1,120,000	1,192,800

			3,352,725
Consumer staples (5.4%)

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022		3,629,000	3,946,475

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020		470,000	529,338

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		705,000	720,863

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		665,000	669,988

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021		945,000	930,825

Barry Callebaut Services NV 144A company guaranty sr. unsec. notes 5 1/2s, 2023 (Belgium)		1,075,000	1,134,090

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022		840,000	852,600

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		4,055,000	4,632,838

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023		470,000	475,875

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		146,000	160,965

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		1,655,000	1,863,944

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		1,795,000	1,779,294

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)		380,000	376,675

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		2,790,000	2,615,625

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)		1,275,000	1,278,188

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022		1,705,000	1,777,463

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020		945,000	972,169

HJ Heinz Co. company guaranty notes 4 1/4s, 2020		2,130,000	2,159,288

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)		540,000	581,310

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		2,465,000	2,646,794

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		480,000	512,400

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		505,000	526,463

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020		4,040,000	4,343,000

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021		1,385,000	1,378,075

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021		2,395,000	2,430,925

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020		2,780,000	3,113,600

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020		365,000	398,306

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022		1,245,000	1,367,944

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021		360,000	385,200

Smithfield Foods, Inc. 144A sr. unsec. notes 5 1/4s, 2018		1,250,000	1,303,125

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022		1,165,000	1,304,800

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024		1,340,000	1,403,650

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023		1,650,000	1,761,375

			50,333,470
Energy (oil field) (1.6%)

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		1,185,000	1,259,063

Compressco Partners LP/Compressco Finance Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2022		420,000	424,200

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021		255,000	257,550

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022		1,960,000	1,964,900

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021		1,700,000	1,802,000

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022		1,055,000	1,078,738

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020		1,365,000	1,470,788

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022		430,000	434,300

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021		1,785,000	1,811,775

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)		2,505,000	2,555,100

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)		1,035,000	1,027,238

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)	CAD	900,000	844,376

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)		$455,000	472,199

			15,402,227
Entertainment (1.5%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020		745,000	836,263

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		1,075,000	1,107,250

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021		945,000	959,175

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024		430,000	432,150

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		1,035,000	1,051,819

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023		950,000	942,875

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		140,000	152,250

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020		1,720,000	1,797,400

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018		640,000	664,000

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025		980,000	982,450

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023		1,570,000	1,593,550

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022		340,000	348,500

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		2,925,000	2,961,563

			13,829,245
Financials (10.1%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020		1,700,000	1,812,625

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031		2,525,000	3,266,719

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020		795,000	965,925

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		2,300,000	2,751,375

Ally Financial, Inc. unsec. sub. notes 8s, 2018		1,331,000	1,553,111

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058		1,905,000	2,624,138

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB bonds 9s, perpetual maturity (Spain)		400,000	444,500

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)		1,780,000	1,851,200

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020		1,885,000	1,983,963

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023		285,000	288,933

CIT Group, Inc. sr. unsec. notes 5s, 2023		975,000	1,021,313

CIT Group, Inc. sr. unsec. notes 5s, 2022		845,000	891,475

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		1,560,000	1,688,700

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018		1,290,000	1,438,350

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019		2,140,000	2,308,525

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity		170,000	170,532

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020		1,820,000	1,474,200

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020		965,000	1,033,756

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)		760,000	915,876

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019		1,110,000	910,200

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021		1,140,000	1,174,200

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)		465,000	506,850

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 6 1/4s, perpetual maturity (Switzerland)		220,000	219,450

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020		1,605,000	1,627,069

Dresdner Funding Trust I 144A bonds 8.151s, 2031		3,010,000	3,574,375

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019		1,940,000	2,080,650

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066		1,005,000	884,400

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021		1,885,000	1,983,963

Hub Holdings LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)		315,000	318,544

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020		2,655,000	2,834,213

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022		1,895,000	1,975,538

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		1,440,000	1,594,800

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)		1,025,000	1,112,125

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)		110,000	110,000

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		970,000	1,144,600

Lloyds Bank PLC jr. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)	GBP	1,265,000	3,478,044

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)		$450,000	471,938

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)		640,000	688,000

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)		780,000	832,650

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020		945,000	973,350

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		1,620,000	1,587,600

Navient, LLC sr. unsec. unsub. notes Ser. A, MTN, 8.45s, 2018		1,580,000	1,838,646

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		1,365,000	1,463,963

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020		270,000	284,850

NRG Yield Operating LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024		840,000	869,400

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017		910,000	976,430

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019		1,275,000	1,236,750

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		1,915,000	2,106,500

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		2,160,000	2,176,200

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		1,844,000	1,853,220

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019		935,000	1,006,294

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)		1,700,000	1,797,750

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)		3,850,000	4,571,875

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)		1,010,000	1,097,951

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017		3,415,000	3,730,888

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021		1,140,000	1,293,900

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020		1,375,000	1,440,313

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020		1,353,000	1,417,268

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018		1,170,000	1,237,275

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		2,560,000	2,636,800

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021		1,365,000	1,388,888

Weyerhaeuser Real Estate Co. 144A sr. unsec. unsub. notes 5 7/8s, 2024		1,050,000	1,071,000

			94,063,936
Gaming and lottery (1.9%)

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020		974,000	779,200

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019		1,150,000	1,227,625

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	1,385,000	1,350,875

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		$655,000	684,475

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020		900,000	967,500

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		1,145,000	1,210,838

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019		4,228,496	4,725,344

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021		2,495,000	2,388,963

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		937,000	1,004,933

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		3,310,000	3,566,525

			17,906,278
Health care (8.0%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021		1,945,000	2,051,975

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2022		860,000	868,600

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019		1,200,000	1,269,000

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021		1,645,000	1,735,475

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)		1,780,000	1,820,050

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021		1,173,000	1,181,798

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		860,000	872,900

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018		380,000	395,200

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019		625,000	679,688

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021		305,000	312,625

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022		365,000	387,813

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)		1,347,000	1,387,410

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)	EUR	610,000	839,701

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)		$1,078,000	1,156,155

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022		2,430,000	2,320,650

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024		1,720,000	1,744,725

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022		1,729,000	1,763,580

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023		1,275,000	1,278,188

Envision Healthcare Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022		685,000	693,563

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		1,315,000	1,416,913

Grifols Worldwide Operations, Ltd. 144A sr. unsec. notes 5 1/4s, 2022 (Ireland)		425,000	437,750

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019		1,450,000	1,464,500

HCA, Inc. sr. notes 6 1/2s, 2020		5,040,000	5,644,800

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		410,000	477,650

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		2,980,000	3,218,400

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019		1,565,000	1,658,900

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020		795,000	835,744

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)		1,015,000	1,044,181

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019		770,000	837,375

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)		2,402,000	2,450,040

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018		3,710,000	4,150,563

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)		975,000	1,050,563

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)		1,320,000	1,363,547

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020		2,380,000	2,522,800

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021		575,000	623,875

Service Corp. International sr. unsec. unsub. notes 5 3/8s, 2022		1,780,000	1,842,300

Service Corp. International 144A sr. unsec. unsub. notes 5 3/8s, 2024		1,720,000	1,775,900

Service Corp. International/US sr. notes 7s, 2017		205,000	226,269

Service Corp. International/US sr. unsec. unsub. notes 6 3/4s, 2016		2,005,000	2,135,325

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019		1,135,000	1,200,263

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024		505,000	514,469

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021		825,000	827,063

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021		1,240,000	1,230,700

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		2,070,000	2,261,475

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020		2,800,000	3,038,000

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020		340,000	345,950

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020		1,140,000	1,245,450

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020		250,000	265,625

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018		1,480,000	1,541,050

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020		280,000	292,600

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017		780,000	810,225

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018		1,125,000	1,203,750

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021		135,000	137,194

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020		2,385,000	2,471,456

			75,321,761
Homebuilding (2.3%)

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016		515,000	561,350

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		1,845,000	1,958,006

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		915,000	945,881

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		2,090,000	2,212,788

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		1,825,000	1,797,625

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019		1,290,000	1,315,800

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		1,565,000	1,651,075

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)		1,980,000	2,009,700

PulteGroup, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017		2,070,000	2,359,800

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		1,140,000	1,285,350

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6s, 2035		215,000	203,175

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021		980,000	1,038,800

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020		316,000	340,885

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		710,000	708,225

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		1,110,000	1,115,550

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020		1,805,000	1,953,913

			21,457,923
Lodging/Tourism (1.2%)

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)		1,733,000	1,828,315

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)		450,000	455,625

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020		1,650,000	1,827,375

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		1,850,000	1,928,625

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019		1,130,000	1,330,575

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021		1,275,000	1,418,438

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		2,070,000	2,002,725

			10,791,678
Media (0.4%)

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020		830,000	697,200

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)		2,835,000	2,934,225

			3,631,425
Oil and gas (10.8%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021		980,000	1,041,250

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		1,780,000	1,935,750

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		1,540,000	1,622,775

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022		1,290,000	1,309,350

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021		1,405,000	1,447,150

Athlon Holdings LP/Athlon Finance Corp. company guaranty sr. unsec. notes 7 3/8s, 2021		2,473,000	2,683,205

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022		860,000	883,650

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)		1,120,000	1,120,000

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)		1,125,000	1,126,406

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020		360,000	400,500

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		1,900,000	2,049,625

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017	EUR	485,000	691,045

Chesapeake Energy Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		$820,000	951,200

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023		470,000	524,638

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022		920,000	962,504

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019		1,650,000	1,765,500

Cimarex Energy Co. company guaranty sr. unsec. notes 4 3/8s, 2024		430,000	447,738

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		1,720,000	1,896,300

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		2,055,000	2,196,281

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		947,000	1,013,290

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)		1,020,000	814,725

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		825,000	882,750

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022		1,705,000	1,747,625

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		1,127,000	1,115,730

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019		1,140,000	1,197,000

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020		2,330,000	2,504,750

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020		825,000	886,875

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021		4,524,000	4,761,510

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024		890,000	887,775

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019		3,380,000	3,718,000

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		525,000	553,875

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		4,660,000	4,823,100

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019		4,680,000	4,832,100

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)		1,835,000	1,935,925

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)		1,000,000	1,060,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022		1,350,000	1,491,750

Newfield Exploration Co. sr. unsec. sub. notes 6 7/8s, 2020		295,000	309,750

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024		1,088,000	1,198,106

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023		730,000	797,525

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022		2,430,000	2,654,775

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022		850,000	773,500

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024		2,545,000	2,328,675

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020		640,000	684,800

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022		640,000	680,800

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2022		880,000	897,600

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		1,290,000	1,312,575

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021		1,790,000	1,832,513

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022		1,445,000	1,567,825

Sabine Pass Liquefaction, LLC 144A sr. notes 5 3/4s, 2024		900,000	936,000

Sabine Pass Liquefaction, LLC 144A sr. notes 5 5/8s, 2023		905,000	941,200

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016		2,875,000	3,122,969

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020		690,000	732,263

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020		3,090,000	3,151,800

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)		1,520,000	1,670,556

Seventy Seven Energy, Inc. 144A sr. unsec. notes 6 1/2s, 2022		910,000	937,300

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018		2,315,000	2,465,475

SM Energy Co. sr. unsec. notes 6 5/8s, 2019		540,000	564,300

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		690,000	748,650

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		280,000	303,100

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022		755,000	771,988

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		1,845,000	1,932,638

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		3,405,000	3,741,244

Williams Companies, Inc. (The) notes 7 3/4s, 2031		1,113,000	1,344,858

Williams Companies, Inc. (The) sr. unsec. notes 7 7/8s, 2021		335,000	412,697

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		945,000	1,013,513

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017		2,270,000	2,389,175

			101,499,817
Publishing (0.2%)

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020		925,000	952,750

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019		1,190,000	1,219,750

			2,172,500
Regional Bells (0.2%)

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018		1,655,000	1,926,006

			1,926,006
Retail (2.1%)

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		505,000	579,172

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		1,706,000	1,708,133

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021		640,000	598,400

First Cash Financial Services, Inc. 144A sr. unsec. notes 6 3/4s, 2021 (Mexico)		895,000	944,225

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		705,000	676,800

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		3,315,000	3,248,700

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		2,090,000	2,361,700

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		685,000	738,088

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)		2,245,000	2,441,438

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021		910,000	981,663

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028		1,230,000	1,242,300

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022		2,025,000	2,095,875

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018		870,000	925,463

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)		925,000	944,656

			19,486,613
Technology (3.1%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		1,665,000	1,739,925

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020		3,275,000	3,455,125

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		1,410,000	1,293,675

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		4,245,000	4,223,775

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019		875,000	938,438

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021		2,000	2,325

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021		1,581,000	1,869,533

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		3,796,000	4,137,640

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)		160,445	182,105

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020		559,000	628,875

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021		800,000	806,000

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022		1,870,000	1,958,825

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)		1,620,000	1,729,350

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022		1,320,000	1,414,050

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		3,455,000	3,515,463

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019		1,040,000	1,089,400

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		457,000	483,849

			29,468,353
Telecommunications (6.0%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)		3,585,000	3,818,384

Altice SA 144A company guaranty sr. notes 7 1/4s, 2022 (Luxembourg)	EUR	285,000	397,210

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		$2,815,000	2,907,360

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)		870,000	886,313

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		3,525,000	3,807,000

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)		1,195,000	1,214,419

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019		1,750,000	1,925,000

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021		1,395,000	1,576,350

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		1,170,000	1,266,525

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)		2,345,000	2,538,463

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		6,035,000	6,366,925

Level 3 Escrow II, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		1,851,000	1,869,510

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020		1,210,000	1,340,075

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019		270,000	292,275

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020		455,000	490,263

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021		1,155,000	1,218,525

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)		1,225,000	808,500

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		1,980,000	2,303,724

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,285,000	1,519,235

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022		1,235,000	1,216,475

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020		1,465,000	1,545,575

Sprint Capital Corp. company guaranty 6 7/8s, 2028		3,575,000	3,485,625

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020		560,000	596,400

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018		2,775,000	3,298,781

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023		4,045,000	4,338,263

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021		2,955,000	3,132,300

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		1,250,000	1,221,875

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)		960,000	1,012,800

			56,394,150
Telephone (1.5%)

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023		1,360,000	1,505,350

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020		375,000	396,563

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023		280,000	297,500

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021		695,000	732,356

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		2,055,000	2,165,456

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021		2,422,000	2,515,853

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		2,195,000	2,269,081

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017		1,290,000	1,467,375

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		1,425,000	1,553,250

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023		855,000	857,138

			13,759,922
Transportation (0.7%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)		845,000	878,800

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018		2,052,000	2,164,860

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)		2,205,000	2,408,963

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		1,455,000	1,487,738

			6,940,361
Utilities and power (4.3%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		520,000	616,200

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017		2,255,000	2,598,888

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021		2,177,000	2,492,665

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023		660,000	650,100

Calpine Corp. sr. unsec. notes 5 3/4s, 2025		3,380,000	3,413,800

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		950,000	1,026,000

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024		370,000	395,900

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037		1,630,000	1,996,088

DPL, Inc. sr. unsec. notes 6 1/2s, 2016		2,290,000	2,427,400

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022		765,000	994,671

El Paso, LLC company guaranty sr. notes 7s, 2017		1,160,000	1,310,800

El Paso, LLC sr. unsec. notes Ser. GMTN, 7.8s, 2031		705,000	874,398

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022		875,000	990,938

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020		1,097,000	1,269,778

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020		2,825,000	3,185,188

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019		1,085,000	1,147,388

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		430,000	482,675

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031		1,280,000	1,244,800

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		740,000	780,700

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		380,000	403,750

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021		990,000	1,059,300

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021		3,360,000	3,687,600

NRG Energy, Inc. company guaranty sr. unsec. notes 7 5/8s, 2018		260,000	292,760

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		1,665,000	1,789,875

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		1,110,000	1,162,725

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022		835,000	863,181

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		945,000	952,088

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022		790,000	799,875

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028		305,000	392,007

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)		745,000	648,150

			39,949,688

Total corporate bonds and notes (cost $780,947,744)			$816,585,889

SENIOR LOANS (6.5%)(a)(c)
		Principal amount	Value

Basic materials (0.2%)

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021		$1,035,000	$1,027,884

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)		475,000	475,396

			1,503,280
Capital goods (0.1%)

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021		1,410,000	1,397,956

			1,397,956
Communication services (0.3%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021		1,635,000	1,686,094

Charter Communications Operating, LLC bank term loan FRN Ser. G, 4 1/4s, 2021		1,325,000	1,332,660

			3,018,754
Consumer cyclicals (3.2%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.948s, 2017		4,903,849	4,589,184

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017		695,000	670,675

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021		2,555,000	2,494,319

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.905s, 2019		3,779,000	3,706,965

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		496,250	494,389

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		1,057,482	997,411

JC Penney Corp., Inc. bank term loan FRN 5s, 2019		985,000	984,589

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020		3,366,893	3,339,958

ROC Finance, LLC bank term loan FRN 5s, 2019		1,218,860	1,182,294

Travelport Finance Sarl bank term loan FRN Ser. B, 6s, 2021 (Luxembourg)		3,205,000	3,216,218

Travelport, LLC bank term loan FRN 9 1/2s, 2016		3,724,988	3,768,448

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)		1,465,514	1,465,514

Univision Communications, Inc. bank term loan FRN 4s, 2020		1,680,777	1,669,222

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019		936,048	879,885

			29,459,071
Consumer staples (0.3%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021		1,421,438	1,408,645

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021		990,000	947,925

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021		815,000	816,528

			3,173,098
Energy (0.8%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020		2,835,000	2,887,567

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)		602,375	599,614

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)		2,430,000	2,478,600

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)		1,576,000	1,576,985

			7,542,766
Financials (0.3%)

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)		298,325	307,026

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019		2,345,000	2,346,173

			2,653,199
Health care (0.6%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018		1,126,722	1,127,427

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021		1,048,025	1,050,482

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018		452,297	450,695

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.155s, 2021		1,361,588	1,350,997

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021		795,000	794,117

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019		1,256,305	1,248,192

			6,021,910
Technology (0.1%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.655s, 2017		1,026,985	997,276

			997,276
Transportation (0.2%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)		1,950,000	1,959,750

			1,959,750
Utilities and power (0.4%)

Energy Future Intermediate Holding Co., LLC bank term loan FRN 4 1/4s, 2016		730,000	732,129

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.652s, 2017		3,273,299	2,524,532

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.652s, 2017		43,344	33,429

			3,290,090

Total senior loans (cost $61,405,617)			$61,017,150

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
		Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		$1,563,000	$2,120,796

Jazz Technologies, Inc. 144A cv. unsec. notes 8s, 2018		776,000	958,360

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014		939,000	1,861,568

Total convertible bonds and notes (cost $3,762,714)			$4,940,724

SHORT-TERM INVESTMENTS (4.4%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.04%(AFF)	Shares	40,268,120	$40,268,120

SSgA Prime Money Market Fund 0.03%(P)	Shares	110,000	110,000

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, October 16, 2014		$770,000	769,901

Total short-term investments (cost $41,148,021)			$41,148,021

TOTAL INVESTMENTS

Total investments (cost $887,264,096)(b)			$923,691,784

FORWARD CURRENCY CONTRACTS at 8/31/14 (aggregate face value $14,344,530) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	10/15/14	$459,399	$468,032	$8,633
	Euro	Sell	9/17/14	3,814,695	3,946,042	131,347
Barclays Bank PLC
	British Pound	Sell	9/17/14	3,138,171	3,165,567	27,396
Credit Suisse International
	Euro	Buy	9/17/14	276,608	277,291	(683)
	Euro	Sell	9/17/14	276,608	286,650	10,042
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	10/15/14	484,666	493,826	9,160
State Street Bank and Trust Co.
	Canadian Dollar	Sell	10/15/14	1,257,557	1,281,350	23,793
	Euro	Sell	9/17/14	1,684,616	1,778,158	93,542
WestPac Banking Corp.
	Canadian Dollar	Sell	10/15/14	90,777	99,279	8,502
	Euro	Buy	9/17/14	1,254,263	1,290,961	(36,698)
	Euro	Sell	9/17/14	1,254,263	1,257,374	3,111

Total						$278,145

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2013 through August 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $936,788,697.
(b)	The aggregate identified cost on a tax basis is $888,621,596, resulting in gross unrealized appreciation and depreciation of $40,570,870 and $5,500,682, respectively, or net unrealized appreciation of $35,070,188.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$43,646,708	$198,680,832	$202,059,420	$16,695	$40,268,120

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $25,299 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $25,085 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$4,940,724	$—
Corporate bonds and notes	—	816,585,889	—
Senior loans	—	61,017,150	—
Short-term investments	40,378,120	769,901	—

Totals by level	$40,378,120	$883,313,664	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$278,145	$—

Totals by level	$—	$278,145	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$315,526	$37,381

Total	$315,526	$37,381

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$20,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Credit Suisse International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$139,980	$27,396	$10,042	$9,160	$117,335	$11,613	315,526

	Total Assets	$139,980	$27,396	$10,042	$9,160	$117,335	$11,613	$315,526

	Liabilities:
	Forward currency contracts#	$—	$—	$683	$—	$—	$36,698	37,381

	Total Liabilities	$—	$—	$683	$—	$—	$36,698	$37,381

	Total Financial and Derivative Net Assets	$139,980	$27,396	$9,359	$9,160	$117,335	$(25,085)	$278,145
	Total collateral received (pledged)##†	$110,000	$—	$—	$—	$—	$—
	Net amount	$29,980	$27,396	$9,359	$9,160	$117,335	$(25,085)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2014